DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of September 30, 2023:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States Dollar	$35.3 million
Euro	€175.8 million
Sterling	£19.4 million
Swedish Krona	SEK 22.0 million
Interest rate swap contracts	$700.0 million
Bunker fuel hedges	6.4 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of September 30, 2023
	Other Receivables, net	Other Current Assets	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$1,504	$—	$—	$(1,350)
Non-designated cash flow hedges	387	—	—	(417)
Fair value hedges	380	—	—	(730)
Interest rate swap contracts	—	10,908	41,173	—
Bunker fuel hedges	—	—	—	(550)
	$2,271	$10,908	$41,173	$(3,047)

	Fair Value Measurements as of December 31, 2022
	Other Receivables, net	Other Current Assets	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$490	$—	$—	$(5,726)
Non-designated cash flow hedges	872	—	—	(206)
Fair value hedges	4	—	—	—
Interest rate swap contracts	—	—	59,104	—
Bunker fuel hedges	—	—	—	(3,396)
	$1,366	—	$59,104	$(9,328)

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net

Realized net gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(2,002)	$—	$—	$(7,042)	$—
Non-designated cash flow hedges	—	566	—	—	1,488	—
Fair value hedges	—	—	283	—	—	751
Bunker fuel hedges	—	(98)	—	—	(824)	—
Total net realized gains (losses)	$—	$(1,534)	$283	$—	$(6,378)	$751
Unrealized net gains (losses):
Cash flow hedges	$5,266	$—	$—	$5,411	$—	$—
Non-designated cash flow hedges	—	(56)	—	—	(242)	—
Fair value hedges	—	—	(714)	—	—	(814)
Bunker fuel hedges	—	676	—	—	2,326	—
Interest rate swap contracts	(2,049)	—	—	(7,023)	—	—
Total net unrealized gains (losses)	$3,217	$620	$(714)	$(1,612)	$2,084	$(814)

	Three Months Ended September 30, 2022			Nine Months Ended September 30, 2022
	Net (losses) gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net

Realized net gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$7,592	$—	$—	$14,155	$—
Non-designated cash flow hedges	—	38	—	—	3,367	—
Bunker fuel hedges	—	1,527	—	—	3,403	—
Total net realized gains	$—	$9,157	$—	$—	$20,925	$—
Unrealized net gains (losses):
Cash flow hedges	$(1,516)	$—	$—	$9,511	$—	$—
Non-designated cash flow hedges	—	(365)	—	—	35	—
Fair value hedges	—	—	45	—	(2,407)	44
Bunker fuel hedges	—	(7,364)	—	—	—	—
Interest rate swap contracts	18,287	—	—	52,363	—	—
Total net unrealized gains (losses)	$16,771	$(7,729)	$45	$61,874	$(2,372)	$44